Consolidating Financial Information - Convertible Senior Subordinated Notes	12 Months Ended
Mar. 31, 2018
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Consolidating Financial Information - Convertible Senior Subordinated Notes
Consolidating Financial Information — Convertible Senior Subordinated Notes

The April 2013 1.25% Notes by their terms, are fully and unconditionally guaranteed by the Company. LGEI, the issuer of the April 2013 1.25% Notes that are guaranteed by the Company, is 100% owned by the parent company guarantor, Lions Gate Entertainment Corp. All of the April 2013 1.25% Notes were subsequently repaid in April 2018 (see Note 22).

The following tables present condensed consolidating financial information as of March 31, 2018 and March 31, 2017, and for the years ended March 31, 2018, 2017 and 2016 for (1) the Company, on a stand-alone basis, (2) LGEI, on a stand-alone basis, (3) the non-guarantor subsidiaries of the Company (including the subsidiaries of LGEI), on a combined basis (collectively, the “Non-guarantor Subsidiaries”) and (4) the Company, on a consolidated basis.

	As of
	March 31, 2018
	Lions Gate Entertainment Corp.	Lions Gate Entertainment Inc.	Non-guarantor Subsidiaries	Consolidating Adjustments	Lions Gate Consolidated
	(Amounts in millions)
BALANCE SHEET
Assets
Cash and cash equivalents	$2.1	$247.7	$128.3	$—	$378.1
Restricted cash	—	—	—	—	—
Accounts receivable, net	0.5	14.5	931.0	—	946.0
Program rights	—	—	253.2	—	253.2
Other current assets	2.0	19.9	178.2	(4.3)	195.8
Total current assets	4.6	282.1	1,490.7	(4.3)	1,773.1
Investment in films and television programs and program rights, net	—	7.3	1,684.7	—	1,692.0
Property and equipment, net	—	37.4	124.3	—	161.7
Investments	30.1	23.8	111.0	—	164.9
Intangible assets	—	—	1,937.7	—	1,937.7
Goodwill	10.2	—	2,730.6	—	2,740.8
Other assets	—	17.1	441.5	—	458.6
Deferred tax assets	38.2	371.3	0.6	(371.3)	38.8
Subsidiary investments and advances	3,114.8	1,633.6	8,746.4	(13,494.8)	—
	$3,197.9	$2,372.6	$17,267.5	$(13,870.4)	$8,967.6
Liabilities and Equity (Deficiency)
Accounts payable and accrued liabilities	33.5	76.9	337.3	—	447.7
Participations and residuals	—	3.5	501.0	—	504.5
Film obligations and production loans	—	—	327.9	—	327.9
Debt - short term portion	—	60.2	18.9	—	79.1
Dissenting shareholders' liability	—	—	869.3	—	869.3
Deferred revenue	—	1.5	182.4	—	183.9
Total current liabilities	33.5	142.1	2,236.8	—	2,412.4
Debt	7.7	—	2,545.4	(74.8)	2,478.3
Participations and residuals	—	—	438.3	—	438.3
Film obligations and production loans	—	—	173.3	(2.0)	171.3
Other liabilities	—	—	46.4	—	46.4
Deferred revenue	—	—	70.5	(0.2)	70.3
Deferred tax liabilities	—	—	463.2	(371.3)	91.9
Intercompany payable	—	2,051.9	1,181.9	(3,233.8)	—
Redeemable noncontrolling interest	—	—	101.8	—	101.8
Total equity (deficiency)	3,156.7	178.6	10,009.9	(10,188.3)	3,156.9
	$3,197.9	$2,372.6	$17,267.5	$(13,870.4)	$8,967.6

	Year Ended
	March 31, 2018
	Lions Gate Entertainment Corp.	Lions Gate Entertainment Inc.	Non-guarantor Subsidiaries	Consolidating Adjustments	Lions Gate Consolidated
		(Amounts in millions)
STATEMENT OF OPERATIONS
Revenues	$0.1	$6.5	$4,122.5	$—	$4,129.1
EXPENSES:
Direct operating	(0.2)	—	2,309.8	—	2,309.6
Distribution and marketing	—	0.7	896.9	—	897.6
General and administration	2.8	174.4	278.8	(1.6)	454.4
Depreciation and amortization	—	10.6	148.4	—	159.0
Restructuring and other	2.6	24.2	33.0	—	59.8
Total expenses	5.2	209.9	3,666.9	(1.6)	3,880.4
OPERATING INCOME (LOSS)	(5.1)	(203.4)	455.6	1.6	248.7
Interest expense	(125.7)	(219.6)	(1,130.2)	1,281.8	(193.7)
Interest and other income	1,102.6	—	189.0	(1,281.2)	10.4
Loss on extinguishment of debt	(24.8)	(1.4)	(9.5)	—	(35.7)
Gain on sale of equity interest in EPIX	—	—	201.0	—	201.0
Impairment of long-term investments and other assets	(10.0)	—	(19.2)	—	(29.2)
Equity interests income (loss)	(482.0)	134.7	(26.3)	320.8	(52.8)
INCOME (LOSS) BEFORE INCOME TAXES	455.0	(289.7)	(339.6)	323.0	148.7
Income tax provision (benefit)	18.4	(139.1)	378.2	61.9	319.4
NET INCOME (LOSS)	473.4	(428.8)	38.6	384.9	468.1
Less: Net loss attributable to noncontrolling interest	—	—	5.9	(0.4)	5.5
Net income (loss) attributable to Lions Gate Entertainment Corp. shareholders	$473.4	$(428.8)	$44.5	$384.5	$473.6

	Year Ended
	March 31, 2018
	Lions Gate Entertainment Corp.	Lions Gate Entertainment Inc.	Non-guarantor Subsidiaries	Consolidating Adjustments	Lions Gate Consolidated
STATEMENT OF COMPREHENSIVE INCOME (LOSS)		(Amounts in millions)
NET INCOME (LOSS)	$473.4	$(428.8)	$38.6	$384.9	$468.1
Foreign currency translation adjustments, net of tax	6.2	7.0	6.5	(12.7)	7.0
Net unrealized gain (loss) on available-for-sale securities, net of tax	0.5	(0.7)	0.2	(0.5)	(0.5)
Net unrealized loss on foreign exchange contracts, net of tax	(0.2)	—	(0.2)	0.2	(0.2)
COMPREHENSIVE INCOME (LOSS)	479.9	(422.5)	45.1	371.9	474.4
Less: Comprehensive (income) loss attributable to noncontrolling interest	—	—	5.9	(0.4)	5.5
Comprehensive income (loss) attributable to Lions Gate Entertainment Corp. shareholders	$479.9	$(422.5)	$51.0	$371.5	$479.9

	Year Ended
	March 31, 2018
	Lions Gate Entertainment Corp.	Lions Gate Entertainment Inc.	Non-guarantor Subsidiaries	Consolidating Adjustments	Lions Gate Consolidated
	(Amounts in millions)
STATEMENT OF CASH FLOWS
NET CASH FLOWS PROVIDED BY (USED IN) OPERATING ACTIVITIES	$2,554.0	$130.6	$(2,295.4)	$—	$389.2
INVESTING ACTIVITIES:
Proceeds from the sale of equity method investees	—	—	393.7	—	393.7
Investment in equity method investees	—	(31.9)	(21.5)	—	(53.4)
Business acquisitions net of cash acquired of $18.7	—	—	(1.8)	—	(1.8)
Capital expenditures	—	(11.6)	(34.3)	—	(45.9)
NET CASH FLOWS PROVIDED BY (USED IN) INVESTING ACTIVITIES	—	(43.5)	336.1	—	292.6
FINANCING ACTIVITIES:
Debt - borrowings	1,041.5	—	2,671.1	—	3,712.6
Debt - repayments	(3,630.5)	—	(705.2)	—	(4,335.7)
Production loans - borrowings	—	—	319.7	—	319.7
Production loans - repayments	—	—	(332.8)	—	(332.8)
Distributions to noncontrolling interest	—	—	(8.2)	—	(8.2)
Exercise of stock options	44.9	—	—	—	44.9
Tax withholding required on equity awards	(22.9)	—	—	—	(22.9)
NET CASH FLOWS PROVIDED BY (USED IN) FINANCING ACTIVITIES	(2,567.0)	—	1,944.6	—	(622.4)
NET CHANGE IN CASH AND CASH EQUIVALENTS	(13.0)	87.1	(14.7)	—	59.4
FOREIGN EXCHANGE EFFECTS ON CASH	—	—	(3.2)	—	(3.2)
CASH AND CASH EQUIVALENTS — BEGINNING OF PERIOD	15.1	160.6	146.2	—	321.9
CASH AND CASH EQUIVALENTS — END OF PERIOD	$2.1	$247.7	$128.3	$—	$378.1

	As of
	March 31, 2017
	Lions Gate Entertainment Corp.	Lions Gate Entertainment Inc.	Non-guarantor Subsidiaries	Consolidating Adjustments	Lions Gate Consolidated
	(Amounts in millions)
BALANCE SHEET
Assets
Cash and cash equivalents	$15.1	$160.6	$146.2	$—	$321.9
Restricted cash	—	2.8	—	—	2.8
Accounts receivable, net	0.6	1.7	905.8	—	908.1
Program rights	—	—	261.7	—	261.7
Other current assets	—	21.0	179.7	(4.8)	195.9
Total current assets	15.7	186.1	1,493.4	(4.8)	1,690.4
Investment in films and television programs, net	—	6.5	1,723.0	—	1,729.5
Property and equipment, net	—	36.3	129.2	—	165.5
Investments	40.1	18.0	313.4	—	371.5
Intangible assets	—	—	2,046.7	—	2,046.7
Goodwill	10.2	—	2,690.3	—	2,700.5
Other assets	—	17.1	455.7	—	472.8
Deferred tax assets	20.0	290.8	—	(290.8)	20.0
Subsidiary investments and advances	5,451.0	1,413.3	5,738.7	(12,603.0)	—
	$5,537.0	$1,968.1	$14,590.4	$(12,898.6)	$9,196.9
Liabilities and Equity (Deficiency)
Accounts payable and accrued liabilities	24.1	75.3	473.6	—	573.0
Participations and residuals	—	3.5	511.4	—	514.9
Film obligations and production loans	—	—	367.2	—	367.2
Debt - short term portion	70.0	—	7.9	—	77.9
Deferred revenue	—	2.4	154.5	—	156.9
Total current liabilities	94.1	81.2	1,514.6	—	1,689.9
Debt	2,928.6	53.7	64.7	—	3,047.0
Participations and residuals	—	—	359.7	—	359.7
Film obligations and production loans	—	—	116.0	—	116.0
Other liabilities	—	—	50.3	—	50.3
Dissenting shareholders' liability	—	—	812.9	—	812.9
Deferred revenue	—	—	72.7	—	72.7
Deferred tax liabilities	—	—	731.0	(290.8)	440.2
Intercompany payable	—	2,314.6	4,643.7	(6,958.3)	—
Redeemable noncontrolling interest	—	—	93.8	—	93.8
Total equity (deficiency)	2,514.3	(481.4)	6,131.0	(5,649.5)	2,514.4
	$5,537.0	$1,968.1	$14,590.4	$(12,898.6)	$9,196.9

	Year Ended
	March 31, 2017
	Lions Gate Entertainment Corp.	Lions Gate Entertainment Inc.	Non-guarantor Subsidiaries	Consolidating Adjustments	Lions Gate Consolidated
	(Amounts in millions)
STATEMENT OF OPERATIONS
Revenues	$—	$17.0	$3,184.5	$—	$3,201.5
EXPENSES:
Direct operating	—	1.7	1,902.1	—	1,903.8
Distribution and marketing	—	1.7	805.1	—	806.8
General and administration	1.1	129.0	226.6	(1.3)	355.4
Depreciation and amortization	—	11.0	52.1	—	63.1
Restructuring and other	4.0	71.7	13.0	—	88.7
Total expenses	5.1	215.1	2,998.9	(1.3)	3,217.8
OPERATING INCOME (LOSS)	(5.1)	(198.1)	185.6	1.3	(16.3)
Interest expense	(84.1)	(225.8)	(263.1)	457.8	(115.2)
Interest and other income	278.8	—	184.8	(457.2)	6.4
Loss on extinguishment of debt	(34.1)	(3.2)	(3.1)	—	(40.4)
Gain on Starz investment	20.4	—	—	—	20.4
Equity interests income (loss)	(171.3)	112.7	18.1	51.2	10.7
INCOME (LOSS) BEFORE INCOME TAXES	4.6	(314.4)	122.3	53.1	(134.4)
Income tax benefit (provision)	10.2	140.8	(47.7)	45.6	148.9
NET INCOME (LOSS)	14.8	(173.6)	74.6	98.7	14.5
Less: Net loss attributable to noncontrolling interest	—	—	—	0.3	0.3
Net income (loss) attributable to Lions Gate Entertainment Corp. shareholders	$14.8	$(173.6)	$74.6	$99.0	$14.8

	Year Ended
	March 31, 2017
	Lions Gate Entertainment Corp.	Lions Gate Entertainment Inc.	Non-guarantor Subsidiaries	Consolidating Adjustments	Lions Gate Consolidated
STATEMENT OF COMPREHENSIVE INCOME (LOSS)	(Amounts in millions)
NET INCOME (LOSS)	$14.8	$(173.6)	$74.6	$98.7	$14.5
Foreign currency translation adjustments, net of tax	(3.0)	(14.0)	(11.3)	20.2	(8.1)
Net unrealized loss on available-for-sale securities, net of tax	56.4	—	56.4	(56.4)	56.4
Reclassification adjustment for gain on available-for-sale securities realized in net income	(17.8)	—	(17.8)	17.8	(17.8)
Net unrealized gain on foreign exchange contracts, net of tax	(3.5)	—	(3.5)	3.5	(3.5)
COMPREHENSIVE INCOME (LOSS)	$46.9	$(187.6)	$98.4	$83.8	$41.5
Less: Comprehensive loss attributable to noncontrolling interest	—	—	—	0.3	0.3
Comprehensive income (loss) attributable to Lions Gate Entertainment Corp. shareholders	$46.9	$(187.6)	$98.4	$84.1	$41.8

	Year Ended
	March 31, 2017
	Lions Gate Entertainment Corp.	Lions Gate Entertainment Inc.	Non-guarantor Subsidiaries	Consolidating Adjustments	Lions Gate Consolidated
	(Amounts in millions)
STATEMENT OF CASH FLOWS
NET CASH FLOWS PROVIDED BY (USED IN) OPERATING ACTIVITIES	$(2,121.9)	$145.2	$2,535.3	$—	$558.6
INVESTING ACTIVITIES:
Investment in equity method investees	—	(4.2)	(16.4)	—	(20.6)
Distributions from equity method investees	—	0.4	2.7	—	3.1
Business acquisitions, net of cash acquired of $73.5	—	—	(1,102.6)	—	(1,102.6)
Capital expenditures	—	(8.9)	(16.3)	—	(25.2)
NET CASH FLOWS PROVIDED BY (USED IN) INVESTING ACTIVITIES	—	(12.7)	(1,132.6)	—	(1,145.3)
FINANCING ACTIVITIES:
Debt - borrowings	4,002.8	—	—	—	4,002.8
Debt - repayments	(1,824.1)	—	(942.8)	—	(2,766.9)
Production loans - borrowings	—	—	296.0	—	296.0
Production loans - repayments	—	—	(632.6)	—	(632.6)
Dividends paid	(26.8)	—	—	—	(26.8)
Distributions to noncontrolling interest	—	—	(6.9)	—	(6.9)
Exercise of stock options	25.4	—	—	—	25.4
Tax withholding required on equity awards	(40.9)	—	—	—	(40.9)
NET CASH FLOWS PROVIDED BY (USED IN) FINANCING ACTIVITIES	2,136.4	—	(1,286.3)	—	850.1
NET CHANGE IN CASH AND CASH EQUIVALENTS	14.5	132.5	116.4	—	263.4
FOREIGN EXCHANGE EFFECTS ON CASH	—	—	0.8	—	0.8
CASH AND CASH EQUIVALENTS — BEGINNING OF PERIOD	0.6	28.1	29.0	—	57.7
CASH AND CASH EQUIVALENTS — END OF PERIOD	$15.1	$160.6	$146.2	$—	$321.9

	Year Ended
	March 31, 2016
	Lions Gate Entertainment Corp.	Lions Gate Entertainment Inc.	Non-guarantor Subsidiaries	Consolidating Adjustments	Lions Gate Consolidated
	(Amounts in millions)
STATEMENT OF OPERATIONS
Revenues	$—	$23.7	$2,324.2	$(0.5)	$2,347.4
EXPENSES:
Direct operating	—	0.5	1,414.8	—	1,415.3
Distribution and marketing	—	6.5	655.3	—	661.8
General and administration	3.4	153.1	107.4	(1.5)	262.4
Depreciation and amortization	—	9.3	3.8	—	13.1
Restructuring and other	3.1	6.0	10.7	—	19.8
Total expenses	6.5	175.4	2,192.0	(1.5)	2,372.4
OPERATING INCOME (LOSS)	(6.5)	(151.7)	132.2	1.0	(25.0)
Interest expense	(38.6)	(220.6)	(176.0)	380.3	(54.9)
Interest and other income	209.4	0.2	172.1	(379.8)	1.9
Equity interests income (loss)	(113.2)	182.7	46.7	(72.0)	44.2
INCOME (LOSS) BEFORE INCOME TAXES	51.1	(189.4)	175.0	(70.5)	(33.8)
Income tax provision (benefit)	(0.9)	76.3	(65.5)	66.6	76.5
NET INCOME (LOSS)	50.2	(113.1)	109.5	(3.9)	42.7
Less: Net loss attributable to noncontrolling interest	—	—	—	7.5	7.5
Net income (loss) attributable to Lions Gate Entertainment Corp. shareholders	$50.2	$(113.1)	$109.5	$3.6	$50.2

	Year Ended
	March 31, 2016
	Lions Gate Entertainment Corp.	Lions Gate Entertainment Inc.	Non-guarantor Subsidiaries	Consolidating Adjustments	Lions Gate Consolidated
STATEMENT OF COMPREHENSIVE INCOME (LOSS)	(Amounts in millions)
NET INCOME (LOSS)	$50.2	$(113.1)	$109.5	$(3.9)	$42.7
Foreign currency translation adjustments, net of tax	(3.1)	(4.3)	(6.5)	10.8	(3.1)
Net unrealized loss on available-for-sale securities, net of tax	(37.6)	—	(37.6)	37.6	(37.6)
Net unrealized gain on foreign exchange contracts, net of tax	(0.2)	—	(0.2)	0.2	(0.2)
COMPREHENSIVE INCOME (LOSS)	$9.3	$(117.4)	$65.2	$44.7	$1.8
Less: Comprehensive loss attributable to noncontrolling interest	—	—	—	7.5	7.5
Comprehensive income (loss) attributable to Lions Gate Entertainment Corp. shareholders	$9.3	$(117.4)	$65.2	$52.2	$9.3

	Year Ended
	March 31, 2016
	Lions Gate Entertainment Corp.	Lions Gate Entertainment Inc.	Non-guarantor Subsidiaries	Consolidating Adjustments	Lions Gate Consolidated
	(Amounts in millions)
STATEMENT OF CASH FLOWS
NET CASH FLOWS PROVIDED BY (USED IN) OPERATING ACTIVITIES	$(49.1)	$7.7	$22.4	$—	$(19.0)
INVESTING ACTIVITIES:
Proceeds from the sale of equity method investees	—	—	—	—	—
Investment in equity method investees	—	(8.6)	(8.2)	—	(16.8)
Business acquisitions, net of cash acquired of $15.8	—	—	(126.9)	—	(126.9)
Capital expenditures	—	(18.3)	(0.1)	—	(18.4)
NET CASH FLOWS PROVIDED BY (USED IN) INVESTING ACTIVITIES	—	(26.9)	(135.2)	—	(162.1)
FINANCING ACTIVITIES:
Debt - borrowings	629.5	—	—	—	629.5
Debt - repayments	(444.5)	—	—	—	(444.5)
Production loans - borrowings	—	—	572.6	—	572.6
Production loans - repayments	—	—	(483.1)	—	(483.1)
Repurchase of common shares	(73.2)	—	—	—	(73.2)
Dividends paid	(47.5)	—	—	—	(47.5)
Exercise of stock options	6.1	—	—	—	6.1
Tax withholding required on equity awards	(24.2)	—	—	—	(24.2)
NET CASH FLOWS PROVIDED BY (USED IN) FINANCING ACTIVITIES	46.2	—	89.5	—	135.7
NET CHANGE IN CASH AND CASH EQUIVALENTS	(2.9)	(19.2)	(23.3)	—	(45.4)
FOREIGN EXCHANGE EFFECTS ON CASH	—	—	0.4	—	0.4
CASH AND CASH EQUIVALENTS — BEGINNING OF PERIOD	3.5	47.3	51.9	—	102.7
CASH AND CASH EQUIVALENTS — END OF PERIOD	$0.6	$28.1	$29.0	$—	$57.7